THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2023 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 4.3%
China Merchants Bank Co., Ltd. — A	1,248,447		$6,222,940
Beverages — 2.9%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	50,300		1,685,592
Wuliangye Yibin Co., Ltd. — A	101,096		2,569,471
			4,255,063
Capital Markets — 0.9%
East Money Information Co., Ltd. — A	557,880		1,255,839
Electrical Equipment — 4.5%
Contemporary Amperex Technology Co., Ltd. — A	121,140		4,041,094
Sungrow Power Supply Co., Ltd. — A	157,800		2,457,438
			6,498,532
Electronic Equipment, Instruments & Components — 1.9%
Wingtech Technology Co., Ltd. — A	178,054		1,160,129
Zhejiang Supcon Technology Co., Ltd. — A	216,999		1,645,854
			2,805,983
Health Care Equipment & Supplies — 1.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. — A	56,300		2,338,085
Household Durables — 1.5%
Midea Group Co., Ltd. — A	258,829		2,150,252
Machinery — 2.3%
Estun Automation Co., Ltd. — A	377,100		1,224,359
Shenzhen Inovance Technology Co., Ltd. — A	218,704		2,176,028
			3,400,387
Media — 2.8%
Focus Media Information Technology Co., Ltd. — A	2,856,200		2,983,887
Three’s Co., Media Group Co., Ltd. — A	95,410		1,051,021
			4,034,908
Semiconductors & Semiconductor Equipment — 1.8%
NAURA Technology Group Co., Ltd. — A	34,702		1,377,301
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. — A	137,300		1,187,442
			2,564,743
Software — 1.3%
Shanghai Baosight Software Co., Ltd. — A	275,796		1,855,374
Specialty Retail — 0.9%
China Tourism Group Duty Free Corp., Ltd. — A	70,900		1,249,510
Transportation Infrastructure — 1.2%
Shanghai International Airport Co., Ltd. — A*	272,100		1,804,963
TOTAL CHINA — “A” SHARES — (Cost $43,865,217)		27.9%	40,436,579
HONG KONG
Automobiles — 1.4%
Yadea Group Holdings, Ltd. 144A	876,000		1,995,645

See notes to schedule of investments.

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THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Broadline Retail — 20.2%
Alibaba Group Holding, Ltd.*	1,018,808		$13,031,577
JD.com, Inc.	353,654		7,383,417
PDD Holdings, Inc. ADR*	99,446		8,932,240
			29,347,234
Capital Markets — 1.0%
Hong Kong Exchanges & Clearing, Ltd.	34,000		1,432,843
Consumer Staples Distribution & Retail — 1.5%
JD Health International, Inc. 144A*	295,700		2,163,739
Diversified Consumer Services — 1.0%
China Education Group Holdings, Ltd.	1,598,000		1,477,534
Entertainment — 1.6%
Tencent Music Entertainment Group ADR*	335,968		2,348,416
Gas Utilities — 1.0%
ENN Energy Holdings, Ltd.	124,800		1,511,491
Hotels, Restaurants & Leisure — 8.9%
Galaxy Entertainment Group, Ltd.*	352,000		2,573,975
H World Group, Ltd. ADR*	41,236		1,980,977
Meituan 144A*	438,250		8,326,247
			12,881,199
Household Durables — 1.4%
Man Wah Holdings, Ltd.	2,395,600		2,086,060
Interactive Media & Services — 8.9%
Kuaishou Technology Co., Ltd. 144A*	312,000		2,729,808
Tencent Holdings, Ltd.	222,300		10,209,064
			12,938,872
Life Sciences Tools & Services — 1.8%
Wuxi Biologics Cayman, Inc. 144A*	445,500		2,549,002
Real Estate Management & Development — 6.1%
CIFI Holdings Group Co., Ltd.(1)(2)*	21,016,968		1,497,266
Country Garden Services Holdings Co., Ltd.	1,238,000		1,406,120
KE Holdings, Inc. ADR*	299,223		5,212,465
Times China Holdings, Ltd.*	8,477,000		778,833
			8,894,684
TOTAL HONG KONG — (Cost $91,184,632)		54.8%	79,626,719
HONG KONG — “H” SHARES
Banks — 2.5%
China Construction Bank Corp.	6,127,000		3,571,248
Beverages — 0.8%
Tsingtao Brewery Co., Ltd.	134,000		1,208,353
Capital Markets — 8.2%
China International Capital Corp., Ltd. 144A	2,654,800		5,884,426
China Merchants Securities Co., Ltd. 144A	2,194,600		2,224,260

See notes to schedule of investments.

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THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG — “H” SHARES (continued)
Capital Markets — 8.2% (continued)
CITIC Securities Co., Ltd.	1,790,125		$3,855,146
			11,963,832
Health Care Providers & Services — 1.0%
Sinopharm Group Co., Ltd.	452,800		1,422,481
Insurance — 2.0%
PICC Property & Casualty Co., Ltd.	2,460,000		2,881,166
Oil, Gas & Consumable Fuels — 1.7%
PetroChina Co., Ltd.	3,424,000		2,510,923
TOTAL HONG KONG — “H” SHARES — (Cost $23,466,124)		16.2%	23,558,003
TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $114,650,756)		71.0%	103,184,722
TOTAL COMMON STOCK — (Cost $158,515,973)		98.9%	143,621,301

COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 0.4%
Fidelity Investments Money Market Government Portfolio, 5.20%∞ (Cost $535,455)	535,455		535,455
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $535,455)		0.4%	535,455

	Principal Amount
SHORT TERM INVESTMENTS
Time Deposits — 0.9%
Barclays - London, 4.68%, 8/1/2023	USD 1,083,541		1,083,542
BNP Paribas - Paris, 4.01%, 8/1/2023	HKD 1,628,389		208,797
TOTAL SHORT TERM INVESTMENTS — (Cost $1,292,339)		0.9%	1,292,339
TOTAL INVESTMENTS — (Cost $160,343,767)		100.2%	145,449,095
OTHER ASSETS AND LIABILITIES		(0.2)%	(258,954)
NET ASSETS		100.0%	$145,190,141

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
∞	Rate shown is the 7-day yield as of July 31, 2023.
(1)	A security (or a portion of the security) is on loan. As of July 31, 2023, the market value of securities loaned was $346,784. The loaned securities were secured with cash collateral of $535,455. Collateral is calculated based on prior day’s prices.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,497,266 and 1.03% of net assets.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these restricted securities amounted to $25,873,127, which represented 17.82% of net assets.

ADR — American Depositary Receipt

HKD — Hong Kong dollar

USD — United States dollar

See notes to schedule of investments.

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THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2023 (unaudited)

NOTE A — Security Valuation:

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non-North American exchanges, the Fund fair values those securities daily using fair value factors provided by a third-party pricing service if certain thresholds determined by the Board are met. Direct Investments and derivatives investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager or a third-party pricing service.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

☐	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

☐	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

☐	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$18,474,098	$123,649,937	$1,497,266	$143,621,301
Collateral For Securities On Loan	535,455	—	—	535,455
Short Term Investments	1,292,339	—	—	1,292,339
TOTAL INVESTMENTS	$20,301,892	$123,649,937	$1,497,266	$145,449,095

*	Please refer to the Schedule of Investments for additional security details.
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